Morgan, Lewis & Bockius LLP

101 Park Avenue

New York, NY 10178-0060

March 7, 2019

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Global Asset Management Trust (the “Registrant”)

(Filing relates to Martin Currie International Unconstrained Equity Fund (the “Fund”))

(File Nos. 333-162441 and 811-22338)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing in interactive data format the risk/return summary information that appears in a supplement dated February 21, 2019 to the summary prospectus and prospectus for the Fund.

Please call the undersigned at (212) 309-6353 with any comments or questions relating to the filing.

Sincerely,

/s/ Elizabeth L. Belanger

Elizabeth L. Belanger